LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of future minimum lease payments under non-cancelable operating leases [Abstract]
2017	$ 1,444
2018	1,313
2019	994
2020	927
2021	460
2022 and thereafter	499
Total	5,637
Rental expense on operating leases	$ 1,200	$ 1,200	$ 1,300